Finance cost (Tables)	12 Months Ended
Mar. 31, 2021
Finance Cost
Schedule of finance cost

	March 31,
	2019	2020	2021
Bank charges	29,891	27,154	10,436
Foreign exchange loss (net)	85,694	-	11,584
Interest on borrowings recongised at amortised cost	145,976	106,328	18,909
Interest on lease liabilities	-	56,394	72,033
Unwinding of other financial liabilities	1,729	3,411	4,290
Total	263,290	193,287	117,252